Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (98.4%)
U.S. Stock Fund (20.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	23,645,990	1,803,716

International Stock Fund (14.3%)
Vanguard Total International Stock Index Fund Investor Shares	79,315,778	1,256,362

U.S. Bond Funds (48.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	263,902,083	3,042,791
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	50,094,059	1,259,866
		4,302,657
International Bond Fund (14.8%)
Vanguard Total International Bond Index Fund Admiral Shares	56,787,088	1,308,374
Total Investment Companies (Cost $7,616,101)		8,671,109
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
1 Vanguard Market Liquidity Fund, 0.227% (Cost $142,909)	1,429,139	142,914
Total Investments (100.0%) (Cost $7,759,010)		8,814,023
Other Assets and Liabilities -Net (0.0%)		(2,613)
Net Assets (100%)		8,811,410
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	520	80,345	2,037
10-Year U.S. Treasury Note	September 2020	410	57,060	677
				2,714

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Institutional Target Retirement 2015 Fund

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2015 Fund

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,347	NA [1]	NA [1]	(3)	5	82	—	142,914
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,164,292	231,434	160,403	(1,102)	25,645	8,515	—	1,259,866
Vanguard Total Bond
Market II Index Fund	3,016,657	559,660	659,130	14,073	111,531	55,392	—	3,042,791
Vanguard Total
International Bond Index
Fund	1,287,116	210,703	166,776	3,068	(25,737)	37,411	—	1,308,374
Vanguard Total
International Stock Index
Fund	1,301,255	296,370	309,794	(1,687)	(29,782)	23,607	—	1,256,362
Vanguard Total Stock
Market Index Fund	1,956,012	523,440	763,193	85,359	2,098	27,778	—	1,803,716
Total	8,726,679	1,821,607	2,059,296	99,708	83,760	152,785	—	8,814,023
1 Not applicable—purchases and sales are for temporary cash investment purposes.